Commitments and Contingencies	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 5 - COMMITMENTS AND CONTINGENCIES:

a.	Legal proceedings:

1)	SEC Investigation

As the Company disclosed in its Report on Form 6-K furnished with the SEC, on February 16, 2017, the Company received a subpoena from the SEC. The subpoena requests, among other things, information regarding the transaction with Cambridge, the restatement that occurred in May 2016, and financial and business information. In furtherance of the investigation, the SEC has been obtaining testimony from the Company’s officers among others. The Company and its officers are fully cooperating with the investigation. As a result of the investigation, the Company may incur significant legal and accounting expenses. Furthermore, the Company cannot predict what, if any, actions the SEC may take against the Company or any of its officers, or the timing or duration of the investigation.

2)	Re. Ability, Inc. Securities Litigation

On May 25, 2016, a purported class action lawsuit, captioned In re Ability Inc. Securities Litigation, Master File No. 16-cv-03893-VM (S.D.N.Y) was filed against the Company, Anatoly Hurgin and Avi Levin in the Southern District of New York in the United States. The complaint asserts claims pursuant to Section 10(b) and 20(a) of the Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 promulgated thereunder on behalf of a putative class of all purchasers of the Company’s ordinary shares between September 8, 2015 and April 29, 2016. The complaint broadly alleges that certain of the Company’s public statements were false, and that the Company materially overstated its income and failed to disclose that it had material weaknesses in its internal controls. The complaint does not specify the amount of damages sought. On July 25, 2016, a second purported class action lawsuit was filed against the Company, Anatoly Hurgin and Avi Levin in the Southern District of New York in the United States. The complaint asserts claims pursuant to Section 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder on behalf of a putative class of all purchasers of the Company’s ordinary shares between September 8, 2015 and April 29, 2016. The complaint broadly alleges that the Company’s financial statements were false and misleading and were not prepared in conformity with GAAP, nor was the financial information a fair presentation of the Company’s operations. The complaint does not specify the amount of damages sought. These two putative class actions have been consolidated into one action and co-lead plaintiffs have been appointed. In accordance with a schedule adopted by the court, co-lead plaintiffs filed an amended complaint on April 28, 2017. In the amended complaint, co-lead plaintiffs have added the Company’s former director, Benjamin Gordon and the Company’s auditor, BDO Ziv Haft as defendants. The amended complaint asserts claims pursuant to Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder against all defendants, a claim pursuant to Section 20(a) of the Exchange Act against Messrs. Hurgin, Levin and Benjamin Gordon, a claim pursuant to Section 11 of the Securities Act against the Company, BDO Ziv Haft and Messrs. Hurgin and Benjamin Gordon, and a claim pursuant to Section 15 of the Securities Act against Messrs. Hurgin, Levin and Benjamin Gordon on behalf of a putative class of all purchasers of the Company’s ordinary shares between September 8, 2015 and April 29, 2016. The amended complaint does not specify the amount of damages sought. The complaint broadly alleges that certain of the Company’s public statements were false, that it had material weaknesses in its internal controls, that its financial statements were false and misleading and were not prepared in conformity with GAAP, nor was the financial information a fair presentation of the Company’s operations, and that its registration statement contained material misstatements and omissions. On August 17, 2017, the court ordered a stipulated schedule recognizing that all parties had agreed to a mediation on October 17, 2017 and all deadlines were reset until after that mediation took place.

On December 21, 2017, the Company entered into a Memorandum of Understanding (“MOU”) to memorialize an agreement in principle to settle all claims of participating class members in the class actions consolidated in the lawsuit captioned In re Ability Inc. Securities Litigation, No. 16-cv-03893 (VM), pending in the Southern District of New York (the “New York Class Action Litigation”). The MOU provides for an aggregate settlement payment of $3.0 million, which includes all plaintiffs’ attorneys’ fees and expenses, as well as any other class notice and administrative fees related to the resolution of the New York Class Action Litigation. On May 18, 2018, the court granted preliminary approval of the settlement, and on September 14, 2018, the court granted final approval to the settlement, overruling the one objection that was filed. The settlement includes the dismissal of all claims against the Company and the named individuals in the New York Class Action Litigation. On September 17, 2018, the objector whose objection was overruled, Brian Levy, filed a notice of appeal to the United States Court of Appeals for the Second Circuit. If the appeal is perfected, the Company intends to oppose the appeal. If for any reason the court’s judgment is overturned, in whole or in part, the Company intends to continue to defend the action.

Of the $3.0 million settlement amount, it is expected that $250,000 will be funded by the Company, and the remaining $2.75 million will be funded with the Company’s insurance proceeds or contributed by other defendants. The ultimate impact of this class action settlement on the Levy Litigation (Case No. 2015-CA-003339), Pottash Litigation (Case No. 502016CA013823), Hammel Litigation (Case No. 50-2018-CA-000762-MB-AG) and the Ladragor Litigation (C.A. 8482-05-16), each as further described herein, has yet to be determined, however, some or all of the claims raised in such other actions may be deemed to be resolved, settled and disposed of as part of such class action settlement.

In connection with the entry into of the MOU, the Company entered into an agreement with its insurer (the “Discharge Agreement”) pursuant to which the Company agreed to discharge the insurer from liability with respect to any U.S. claims (excluding the Ladragor Litigation in Israel) in consideration for an aggregate settlement amount of $5.0 million, of which $2.5 million is to be used for settlement of the New York Class Action Litigation and the remaining amount is to be used to cover various defense and legal costs. Accordingly, no insurance proceeds will be available for any U.S. claims other than with respect to the settlement of the New York Class Action Litigation.

3)	Levy Litigation

On October 15, 2015, plaintiff Brian Levy, purportedly on behalf of himself and all others similarly situated, filed a first amended class action and derivative complaint against Cambridge Holdco Corp., ACSI, the individual members of the Cambridge board of directors, and Cambridge and the Company as nominal defendants in case number 2015CA003339 in the Circuit Court of the 15th Judicial Circuit in Palm Beach County, Florida.

The complaint generally alleged, among other things, that the members of the Cambridge board of directors breached their fiduciary duties to Cambridge stockholders by approving the contemplated merger with ACSI, and that ACSI was aiding and abetting the Cambridge board of directors in the alleged breach of their fiduciary duties.

The action sought injunctive relief, damages and reimbursement of fees and costs, among other remedies. On February 17, 2016, ACSI filed a motion and supporting memorandum of law to dismiss the plaintiff’s amended complaint on the grounds that the Court lacks personal jurisdiction over ACSI; the derivative aiding and abetting claim was extinguished by the closing of the Business Combination and the claims against ACSI are insufficiently pleaded. On September 15, 2016, the Court granted the defendants’ motion to dismiss in its entirety without prejudice, and the Judge dismissed the amended complaint. However, the court provided the plaintiff with 45 days within which to file a further amended complaint. On October 22, 2016, a second amended complaint was filed by the plaintiff. On January 17, 2017, the defendants filed a motion to dismiss the second amended complaint on multiple grounds, including various pleading deficiencies that the plaintiff has failed to adequately correct. On March 9, 2017, the plaintiff filed a response to the motion to dismiss. On June 21, 2017, the Judge entered an order (the “June 21 Order”) granting a partial motion to dismiss as to the counts against ACSI due to lack of personal jurisdiction over ACSI. ACSI was therefore dismissed from the case without prejudice, and it is unclear at this stage whether the plaintiff will attempt to bring ACSI directly back into the action in the future. On the other hand, pursuant to the Judge’s ruling, the Company still remains as a necessary party and named defendant in the case. In the June 21 Order, the Judge also partially denied the motion to dismiss the second amended complaint, and the purported class action and derivative claims against the individual defendants for alleged breach of fiduciary duties, failure to disclose and ultra vires acts still remained pending.

On July 21, 2017, the Company and each of the individual defendants filed their answer and affirmative defenses raising numerous substantive and legal defenses to the alleged claims set forth in the second amended complaint. On August 7, 2017, plaintiff’s counsel filed a motion for class certification and incorporated memorandum of law. The Company and defendants filed papers in opposition to such motion, and on March 13, 2018, the Court entered an order denying plaintiff’s motion for class certification but allowing plaintiff to attempt to file a further amended complaint within 30 days after the order denying the request for class certification.

On April 12, 2018 the plaintiff filed a verified third amended class action and derivative complaint (the “Third Amended Compliant”) attempting to assert the same type of claims raised in the second amended complaint.

On May 2, 2018, the plaintiff filed another motion for class certification requesting class certification in connection with the class claims that Plaintiff purports to assert in the Third Amended Complaint. The Company will be filing its memorandum in opposition to the motion for class certification. The parties will be scheduling hearings on the pending motion to dismiss and motion for class certification.

On June 27, 2018, the defendants filed their comprehensive motion to dismiss and memorandum of law seeking dismissal of all claims asserted the Third Amended Complaint. At this point in time, the motion to dismiss and the renewed motion remain pending before the Court.

The Company intends to vigorously defend against such claims, and to continue to explore potential opportunities to settle and resolve the litigation. If the case does not settle, it is impossible to predict the probable outcome of these legal proceedings at this time in light of the relatively early stage of the proceedings.

4)	Pottash Litigation

On December 13, 2016, a complaint, captioned Pottash v. Benjamin Gordon et. al., Case No. 50-2016-CA-013823, was filed in the 15th Circuit, Palm Beach County, Florida in the United States, against the Company, its former director, Benjamin Gordon, BG Strategic Advisors, LLC, Cambridge Capital, LLC and Jonathan Morris, in his capacity as trustee of the Gordon Family 2007 Trust. On January 23, 2017, the plaintiff filed an amended complaint. On March 2, 2017, the Company filed a motion to dismiss all of the claims asserted against it in the amended complaint. On the same day, Benjamin Gordon and BG Strategic Advisors also filed motions seeking the dismissal of the amended complaint in its entirety. On November 27, 2017, the plaintiff filed a second amended complaint against the Company, Benjamin Gordon and Jonathan Morris. The complaint alleges violations of Florida State securities laws, common law fraud, negligent misrepresentation and conspiracy. On January 17, 2018, the Company filed a motion to dismiss seeking the dismissal of all claims asserted against it on various legal grounds. The co-defendants also filed motions seeking dismissal of the second amended complaint. Based on the arguments for dismissal, the Plaintiff has indicated that he will be filing a further amended complaint. The Company intends to continue vigorously defend against this action. It is impossible to predict the probable outcome of these legal proceedings at this time in light of the relatively early stage of the proceedings.

5)	Hammel Litigation

On January 19, 2018, a complaint, captioned Hammel v. Benjamin Gordon et. al (Case No. 50-2018-CA-000762-MB-AG), was filed in the 15th Circuit, Palm Beach County, Florida in the United States, against the Company, Benjamin Gordon and Jonathan Morris. The complaint alleges that the defendants, through a series of misrepresentations and omissions, induced the plaintiff, Robert Hammel, to invest in the stock of Cambridge. Plaintiff alleges to have lost more than $1.6 million due to the defendants’ conduct. In a summons issued in February 26, 2018, the Company was also named as one of the defendants. The Company filed a motion to dismiss the compliant. Based on the arguments for dismissal, the Plaintiff has indicated that he will be filing a further amended complaint. The Company intends to vigorously defend against this action. Given that these proceedings are in the preliminary stage, the timing or outcome of this matter cannot be predicted at this time.

6)	Patent Infringement Litigation

On October 27, 2015, ACSI received a notice alleging that its GSM interception and decryption systems allegedly fall within the claims of an Israeli patent owned by the claimant. The notice demands an accounting of all such products manufactured, exported, sold or otherwise commercialized by ACSI and/or any entity on its behalf. On November 12, 2015, a lawsuit, captioned Dr. Elad Barkan et al. v. Ability Computer & Software Industries Ltd. et al. C.C. 29551-11-15, alleging patent infringement, violation of a non-disclosure agreement, trade secret misappropriation and unjust enrichment, was filed with the Central District Court in Israel by a company and an individual originally against ACSI and its controlling shareholders at that time. The amount sought in the lawsuit for registration fee purposes is NIS 5.0 million (approximately $1.4 million), however the plaintiffs have not yet quantified the amount of the compensation demanded. Furthermore, the plaintiffs demanded to immediately cease any infringement of the patent as well as any further use of the claimed technology, including the further manufacture, export, sale or marketing of the alleged infringing products. On April 5, 2016, ACSI and its controlling shareholders filed a statement of defense, and on April 13, 2016 a pre-trial hearing was held. On May 23, 2016, the plaintiffs filed a petition to add the Company, Ability Limited, a company wholly-owned by Anatoly Hurgin, and ASM as defendants and to amend the statement of claim. The parties then agreed to appoint a mediator in an attempt to settle the dispute out of court, and agreed, with the approval of the court, on a stay of proceedings until September 2016. However, the parties did not reach an agreement by that time. On October 9, 2016, upon the application of the original defendants and with the plaintiffs’ consent, the court decided to stay the proceedings until a decision is handed down on a related pending application to the Israeli Patent Registrar to revoke the patent in dispute. On August 23, 2017, the Deputy Patent Registrar decided to reject the revocation application, and on August 28, 2017 the plaintiffs informed the court of the deputy registrar’s decision, and requested to resume the proceedings and instruct the original defendants (the Company and its former controlling shareholders) to file their response to the petition to join the Company, Ability Limited and ASM as defendants (a response was filed on September 25, 2017, and a rejoinder was filed by the plaintiffs on October 22, 2017). On December 25, 2017, the original defendants filed a petition to order the plaintiffs to deposit a guarantee as security for costs of the trial (a response was filed on January 14, 2018, and a rejoinder was filed on January 17, 2018). A second pre-trial hearing was held on January 17, 2018, in which the court decided that the plaintiffs were allowed to amend the statement of claim without having the consent either of the original defendants or the Company, Ability Limited and ASM to the content of the amended statement of claim, and without waiving the right to request dismissal of the amended suit (partially or completely). The court also decided that the petition to order the plaintiffs to deposit a guarantee as security for costs will be adjudicated after the statement of case is amended. On March 15, 2018 the plaintiffs filed an amended statement of claims against the original defendants, as well as against the Company, Ability Limited and ASM.

On May 30, 2018 the defendants filed an amended statement of defense along with two petitions: (1) a petition for issuing a decision on the petition to order the plaintiffs to deposit a guarantee as security for costs; (2) a petition for dismissing the case in limine. The plaintiffs filed their responses to the two petitions on June 26, 2018 and the defendants filed rejoinders on July 8, 2018. On July 11, 2018 and July 18, 2018, two pre-trial hearings were held, and the court decided to order the plaintiffs to deposit a guarantee of ILS 100,000 as a security for costs. In addition, the defendants were asked by the court to reconsider their position regarding the petition for dismissing the case in limine. On July 24, 2018, the parties jointly informed the court that: (1) without waiving any contentions or rights, the defendants would not insist on the petition for dismissing the case in limine, and the contentions raised in the petition for dismissing the case in limine would be decided in the final judgement or in any interim decision; (2) they agree to appoint again a mediator (Adv. Reuven Behar) in an attempt to settle the dispute out of court in the framework of a mediation which is limited in time for not more than six months; (3) to set dates for pre-trial procedures (discovery and interrogatories), for a pre-trial hearing and for filing evidence. Accordingly, on July 24, 2018 the court decided to dismiss the petition for dismissing the case in limine without mutually waving any contentions or rights, set dates for discovery (by the end of September 2018) and for exchanging of (by the end of September 2018) and replying to interrogatories (by the end of October 2018) and set another pre-trial hearing for November 28, 2018. The parties intend to have the first meeting with the mediator in the beginning of September 2018. The Company intends to continue vigorously defend against this action. The Group believes that the suit’s probability of success, as filed, is less than even, and we intend to vigorously defend against it.

In addition, after the Deputy Patent Registrar decided to reject the revocation application on August 23, 2017, the patentee, Dr. Barkan, filed an amended version of certain claims on September 28, 2017. The amendment was subject to opposition by third parties until December 28, 2017. On December 27, 2017, the Company filed with the Patent Registrar an opposition to the request to have the specification of the patent amended. On March 15, 2018, the Company filed its statement of claims, arguing that the request should be dismissed for various reasons. Dr. Barkan filed his statement of claims on June 14, 2018. The Company intends to file its evidence by September 14, 2018.

7)	Ladragor Litigation

On May 4, 2016, the Company was served with a lawsuit and a motion for the certification of the lawsuit as class action, captioned Ladragror v. Ability Inc. et al. C.A. 8482-05-16, in the Tel Aviv District Court in Israel, filed, against the Company, Anatoly Hurgin, Alexander Aurovsky, and Benjamin Gordon and Mitchell Gordon. The claim alleges, among other things, that the Company misled the public in our public filings with regard to its financial condition and included misleading information (or omitted to include relevant information) in its financial statements published in connection with the January 12, 2016 listing of shares for trading on the Tel Aviv Stock Exchange. In addition, the claim alleges that the defendant directors breached their fiduciary duty under Israeli law towards the Company and its public shareholders. The claim alleges that the plaintiff suffered personal damages of NIS 137.7 (approximately $39.7), and estimates that its shareholders suffered damages of approximately NIS 23.3 million (approximately $6.72 million). On September 15, 2016, the Company filed a motion for a stay of proceedings, due to other pending class action lawsuits in the United States that also relate (among other things) to the stated causes of action and based on similar claims. The Court required the parties to update the Court on the status of the United States class actions by March 15, 2017. On March 15, 2017, the plaintiff filed an update and requested that proceedings be stayed until the completion of the internal investigation of the audit committee. On the same day, the Company filed a separate update with respect to the United States class actions, together with a motion for a stay of proceedings pending resolution of the consolidated United States class actions. On March 16, 2017, the Court held that the plaintiff must respond to the motion to stay proceedings pending resolution of the consolidated United States class actions. On March 26, 2017, the plaintiff filed a partial response, requesting an extension until May 15, 2017 to file a full response, alleging that the publication of the Company’s annual financial statements, together with the findings of the internal investigation, would affect its position on its motion to stay proceedings. On May 23, 2017, the Court granted the plaintiff the requested extension. On May 15, 2017, the plaintiff filed a motion asking for an additional three month extension to file a full response, among other things, as the Company had not filed its annual financial statements or published the findings of the internal investigation. On August 14, 2017, the Company and Messrs. Hurgin and Aurovsky filed a notice regarding their counsel substitution. In light of this, the judge decided on August 27, 2017 to recuse herself from the case. On August 21, 2017, the plaintiff filed a motion and an updated notice in which he claimed that the Company had not yet published the report of the internal investigation, and hence the reasons for granting him a continuance to file his response to the motion to stay of proceedings are still relevant. The plaintiff also informed the Court that in the U.S. proceedings, the parties agreed to mediation, and the mediation meeting was scheduled in October 2017. The plaintiff asked the Court to file an update notice in 90 days. On August 28, 2017, the Court ordered the parties to file an update notice on September 28, 2017. On September 28, 2017 and November 7, 2017 the plaintiff, the Company, and Messrs. Hurgin and Aurovsky updated the Court that the mediation process in the U.S. was still pending. On November 8, 2017, the Court ordered the parties to file an update notice in 90 days. On February 7, March 7, April 12, May 8, June 12, July 10 and August 9, 2018, the parties updated the Court that they are holding negotiations in order to settle the case, and requested extensions for filing the update notice. The parties are required to file the abovementioned notice on October 10, 2018. The Company intends to attempt to settle and resolve the litigation. If the case does not settle, the Company intends to continue vigorously defend against this action. Given that the proceeding is currently suspended, the timing or outcome of this matter cannot be predicted at this time. As referenced in Section (2) above, the Ladragor Litigation is not subject to the Discharge Agreement.

8)	Israeli Arbitration

In January 2015, ACSI, Messrs. Anatoly Hurgin and Alexander Aurovsky, and a third party plaintiff entered into an arbitration process, following a claim filed with the Tel Aviv Magistrates Court in October 2014 by the plaintiff against ACSI and its former shareholders, claiming a right to review ACSI’s accounts and reserving the right to file a monetary claim. On September 14, 2016, the plaintiff presented the defendants with a settlement proposal for the resolution of all claims against the defendants and any entity affiliated with them in exchange of the full and final payment of an amount of NIS 8,450,000 (approximately $2,200,000), which was subsequently approved by the Company’s Board of Directors. On or about the time of the Board of Director’s meeting at which (among things) the settlement proposal was approved, the plaintiff made claims that the proposal did not include VAT and that a settlement agreement has not been entered into between the parties. This dispute was referred to a new arbitration process, and on February 16, 2017, a settlement was reached, according to which the parties agreed that the plaintiff would receive a total of NIS 9,527,000 (approximately $2,480,623), including VAT (which is equal to NIS 8,142,735 plus VAT). Thereafter, on February 20, 2017, such settlement was approved by the arbitrator and was made an arbitral award. Following the arbitral award and according to the determination of the Company’s Board of Directors, ACSI appointed an independent legal expert acting as an arbitrator to make a final determination as to the allocation of the settlement amount between the Company and Messrs. Hurgin and Aurovsky. On March 30, 2017, and as clarified on April 13, 2017, the legal expert determined that Messrs. Hurgin and Aurovsky shall pay 30% of the settlement amount excluding VAT, and the Company shall pay 70% of the settlement amount, and the entire VAT due. The settlement amount was paid in full by the Company and Messrs. Hurgin and Aurovsky.

9)	Mitchell Gordon v. the Company.

On June 22, 2018, Mitchell Gordon, the former Chief Financial Officer of Cambridge, filed a Summons with Notice, or the Notice, against the Company in the Supreme Court of the State of New York, New York County (Index No. 653124/2018). In the Notice, Mitchell Gordon describes the nature of his claims as ones for breach of contract and unjust enrichment against the Company based on the Company’s alleged failure to indemnify him under the terms of the Amended and Restated Memorandum and Articles of Association of the Company, adopted by special resolution and passed with effect on December 23, 2015. Mitchell Gordon purports to seek compensatory damages in the amount of at least $325,000.

10)	Beazley Insurance Company Inc. v. Benjamin Gordon v. XL Insurance Company SE (XL Catlin), and the Company

On or about July 31, 2018, Benjamin Gordon filed a third party complaint asserting a breach of contract action against XL Insurance Company SE, and the Company for alleged failure to defend and indemnify Benjamin Gordon with respect to underlying actions against Gordon arising out of Cambridge’s merger with ASCI. In the third party complaint, Benjamin Gordon is alleging that ASCI breached the parties’ Merger Agreement by failing to advance fees and failing to indemnify him for defense fees and costs. Gordon is seeking recovery of monetary damages, attorneys’ fees and costs.

b.	Agreement with a Provider:

On October 20, 2015 (the “Effective Date”), ACSI entered into an agreement with an unrelated company (the “Reseller Agreement”) which is a service provider and an owner and licensor of telecommunications solutions (the “Provider”). The Provider granted ACSI an exclusive and non-transferable right and license for three years to market, promote, advertise, sell and distribute the Provider’s products directly to customers worldwide, in consideration for 50% of ACSI’s net income relating to those sales. The agreement sets minimum annual sales at $10 million. In case ACSI does not satisfy this minimum commitment at the end of any contract year, ACSI is required to pay the Provider a 15% penalty against the shortfall amount (maximum $1.5 million per year). In order to secure minimum sales and penalty, it was also agreed that ACSI pay the Provider monthly payments of $125 thousand. During the year ended December 31, 2015, ACSI paid the Provider $375 thousand. Those payments were recorded as prepayments in other receivables in the consolidated balance sheet as of December 31, 2015, as ACSI believed it will satisfy those sales. During the year ended December 31, 2016, ACSI continued to pay the monthly payments and paid the Provider an aggregated amount of $1,500 thousand. Those payments (along with the $375 thousand that were paid during the year ended December 31, 2015 and recorded initially as part of the balance sheet) were recorded as part of the selling and marketing expenses since ACSI succeeded to sell only one of the Provider products during the year ended December 31, 2016. The Provider waived its rights to the 50% net income share in connection with that sole 2016 sale in order to support his product marketing efforts in the relevant region.

During the year ended December 31, 2016, ACSI and the Provider agreed that ACSI will be able to utilize the monthly payments through the entire agreement period and not only on an annual basis.

On August 7, 2018, ASCI entered into an amendment to the Reseller Agreement which, effective as of October 20, 2018, extends the term of the Reseller Agreement until January 31, 2019. In addition, under the amendment, the Company’s minimum monthly commitment has been reduced from $125,000 to 30,000 Euros, effective as of October 20, 2018. As part of the amendment, the parties agreed to negotiate in good faith the acquisition of certain rights under the Reseller Agreement, with the intent that the terms of such acquisition shall be agreed upon on or prior to January 31, 2019.

c.	Nasdaq Delisting Determination:

On January 12, 2018, the Company received a notification from the Listing Qualifications Department of The Nasdaq Stock Market, or the Staff, that the Company is not in compliance with Nasdaq Listing Rule 5550(b)(1) due to its failure to maintain a minimum of $2,500,000 in shareholders’ equity, (the “Minimum Shareholders’ Equity Requirement”, or any alternatives to such requirement. In order to maintain the Company’s listing on the Nasdaq Capital Market, the Company submitted a plan of compliance addressing how it intended to regain compliance, which was accepted by the Staff on March 7, 2018. The Company had until July 11, 2018, to evidence compliance with the Minimum Shareholders’ Equity Requirement.

On July 12, 2018, the Company received a letter from the Staff indicating that the Company did not meet the Staff’s July 11, 2018 deadline to regain compliance with Nasdaq Listing Rule 5550(b)(1) due to its failure to maintain a minimum of $2,500,000 in shareholders’ equity or any alternatives to such requirement. As a result, the Company would have been subject to delisting on July 23, 2018 unless the Company requested a hearing before a Nasdaq Listing Qualifications Panel, or the Panel. On July 19, 2018, the Company requested a hearing before the Panel. On August 30, 2018, a hearing was held before the Panel at which the Company presented its plan of compliance and requested a further extension of time until November 30, 2018. On September 17, 2018, the Panel determined to continue the listing of the Company’s ordinary shares on Nasdaq subject to the Company having, on or before November 30, 2018, completed its compliance plan and regained compliance with the Minimum Shareholders’ Equity Requirement and demonstrated to the satisfaction of the Panel that it can maintain compliance over the coming year. If the Company is unable to demonstrate compliance with all requirements for continued listing on the Nasdaq by November 30, 2018, then its ordinary shares may be delisted from the Nasdaq.

NOTE 8 - COMMITMENTS AND CONTINGENCIES:

a.	Legal proceedings:

1)	SEC Investigation

As the Company disclosed in its Report on Form 6-K furnished with the United States Securities and Exchange Commission (“SEC”), on February 16, 2017, the Company received a subpoena from the SEC. The subpoena requests, among other things, information regarding the transaction with Cambridge Capital Acquisition Corporation, the restatement that occurred in May 2016, and financial and business information. In furtherance of the investigation, the SEC has been obtaining testimony from the Company’s officers among others. The Company and its officers are fully cooperating with the investigation. As a result of the investigation, the Company may incur significant legal and accounting expenses. Furthermore, the Company cannot predict what, if any, actions the SEC may take against the Company or any of its officers, or the timing or duration of the investigation.

2)	Re. Ability, Inc. Securities Litigation

On May 25, 2016, a purported class action lawsuit, captioned In re Ability Inc. Securities Litigation, Master File No. 16-cv-03893-VM (S.D.N.Y) was filed against the Company, Anatoly Hurgin and Avi Levin in the Southern District of New York in the United States. The complaint asserts claims pursuant to Section 10(b) and 20(a) of the Exchange Act of 1934 (the “Exchange Act”) and Rule 10b-5 promulgated thereunder on behalf of a putative class of all purchasers of the Company’s ordinary shares between September 8, 2015 and April 29, 2016. The complaint broadly alleges that certain of the Company’s public statements were false, and that the Company materially overstated its income and failed to disclose that it had material weaknesses in its internal controls. The complaint does not specify the amount of damages sought. On July 25, 2016, a second purported class action lawsuit was filed against the Company, Anatoly Hurgin and Avi Levin in the Southern District of New York in the United States. The complaint asserts claims pursuant to Section 10(b) and 20(a) of the Exchange Act and Rule 10b-5 promulgated thereunder on behalf of a putative class of all purchasers of the Company’s ordinary shares between September 8, 2015 and April 29, 2016. The complaint broadly alleges that the Company’s financial statements were false and misleading and were not prepared in conformity with GAAP, nor was the financial information a fair presentation of the Company’s operations. The complaint does not specify the amount of damages sought. These two putative class actions have been consolidated into one action and co-lead plaintiffs have been appointed. In accordance with a schedule adopted by the court, co-lead plaintiffs filed an amended complaint on April 28, 2017. In the amended complaint, co-lead plaintiffs have added Benjamin Gordon and BDO Ziv Haft as defendants. The amended complaint asserts claims pursuant to Section 10(b) of the Exchange Act and Rule 10b-5 promulgated thereunder against all defendants, a claim pursuant to Section 20(a) of the Exchange Act against Messrs. Hurgin, Levin and Gordon, a claim pursuant to Section 11 of the Securities Act against the Company, BDO Ziv Haft and Messrs. Hurgin and Gordon, and a claim pursuant to Section 15 of the Securities Act against Messrs. Hurgin, Levin and Gordon on behalf of a putative class of all purchasers of the Company’s ordinary shares between September 8, 2015 and April 29, 2016. The amended complaint does not specify the amount of damages sought. The complaint broadly alleges that certain of the Company’s public statements were false, that it had material weaknesses in its internal controls, that its financial statements were false and misleading and were not prepared in conformity with GAAP, nor was the financial information a fair presentation of the Company’s operations, and that its registration statement contained material misstatements and omissions. On August 17, 2017, the court ordered a stipulated schedule recognizing that all parties had agreed to a mediation on October 17, 2017 and all deadlines were reset until after that mediation took place.

On December 21, 2017, the Company entered into a Memorandum of Understanding (“MOU”) to memorialize an agreement in principle to settle all claims of participating class members in the class actions consolidated in the lawsuit captioned In re Ability Inc. Securities Litigation, No. 16-cv-03893 (VM), pending in the Southern District of New York (the “New York Class Action Litigation”). The MOU provides for an aggregate settlement payment of $3.0 million, which includes all plaintiffs’ attorneys’ fees and expenses, as well as any other class notice and administrative fees related to the resolution of the New York Class Action Litigation. On April 25, 2018, the motion for settlement was filed with the court. The settlement includes the dismissal of all claims against the Company and the named individuals in the New York Class Action Litigation. It is expected that $250,000 of the $3.0 million settlement amount will be funded by the Company and the remaining $2.75 million will be funded with the Company’s insurance proceeds or contributed by other defendants. The ultimate impact of this class action settlement on the Levy Litigation (Case No. 2015-CA-003339), Pottash Litigation (Case No. 502016CA013823), Hammel Litigation (Case No. 50-2018-CA-000762-MB-AG) and the Ladragor Litigation (C.A. 8482-05-16), each as further described herein, has yet to be determined, however, some or all of the claims raised in such other actions may be deemed to be resolved, settled and disposed of as part of such class action settlement.

The Company intends to continue to attempt to settle and resolve the litigation. There is no assurance that the court will approve the settlement.

In connection with the entry into of the MOU, the Company entered into an agreement with its insurer (the “Discharge Agreement”) pursuant to which the Company agreed to discharge the insurer from liability with respect to any U.S. claims (excluding the Ladragor Litigation in Israel) in consideration for an aggregate settlement amount of $5.0 million, of which $2.5 million is to be used for settlement of the New York Class Action Litigation and the remaining amount is to be used to cover various defense and legal costs. Accordingly, no insurance proceeds will be available for any U.S. claims other than with respect to the settlement of the New York Class Action Litigation.

3)	Levy Litigation

On October 15, 2015, plaintiff Brian Levy, purportedly on behalf of himself and all others similarly situated, filed a first amended class action and derivative complaint against Cambridge Holdco Corp., ACSI, the individual members of the Cambridge board of directors, and plaintiff also named Cambridge Capital Acquisition Corp. and the Company as nominal defendants in case number 2015CA003339 in the Circuit Court of the 15th Judicial Circuit in Palm Beach County, Florida.

The complaint generally alleged, among other things, that the members of the Cambridge board of directors breached their fiduciary duties to Cambridge stockholders by approving the contemplated merger with ACSI, and that ACSI was aiding and abetting the Cambridge board of directors in the alleged breach of their fiduciary duties.

The action sought injunctive relief, damages and reimbursement of fees and costs, among other remedies. On February 17, 2016, ACSI filed a motion and supporting memorandum of law to dismiss the plaintiff’s amended complaint on the grounds that the Court lacks personal jurisdiction over ACSI; the derivative aiding and abetting claim was extinguished by the closing of the Business Combination and the claims against ACSI are insufficiently pleaded. On September 15, 2016, the Court granted the defendants’ motion to dismiss in its entirety without prejudice, and the Judge dismissed the amended complaint. However, the court provided the plaintiff with 45 days within which to file a further amended complaint. On October 22, 2016, a second amended complaint was filed by the plaintiff. On January 17, 2017, the defendants filed a motion to dismiss the second amended complaint on multiple grounds, including various pleading deficiencies that the plaintiff has failed to adequately correct. On March 9, 2017, the plaintiff filed a response to the motion to dismiss. On June 21, 2017, the Judge entered an order (the “June 21 Order”) granting a partial motion to dismiss as to the counts against ACSI due to lack of personal jurisdiction over ACSI. ACSI was therefore dismissed from the case without prejudice, and it is unclear at this stage whether the plaintiff will attempt to bring ACSI directly back into the action in the future. On the other hand, pursuant to the Judge’s ruling, the Company still remains as a necessary party and named defendant in the case. In the June 21 Order, the Judge also partially denied the motion to dismiss the second amended complaint, and the purported class action and derivative claims against the individual defendants for alleged breach of fiduciary duties, failure to disclose and ultra vires acts still remain pending.

On July 21, 2017, the Company and each of the individual defendants filed their answer and affirmative defenses raising numerous substantive and legal defenses to the alleged claims set forth in the second amended complaint. On August 7, 2017, plaintiff’s counsel filed a motion for class certification and incorporated memorandum of law. The Company and defendants filed papers in opposition to such motion, and on March 13, 2018, the Court entered an order denying plaintiff’s motion for class certification and providing that the plaintiff may attempt to file a further amended complaint within 30 days after the order denying the request for class certification.

Plaintiff has now filed a verified third amended class action and derivative complaint attempting to assert the same type of claims raised in the defective second amended complaint. The Company intends to vigorously defend against such claims, and to continue to explore potential opportunities to settle and resolve the litigation. If the case does not settle, it is impossible to predict the probable outcome of these legal proceedings at this time in light of the relatively early stage of the proceedings.

4)	Pottash Litigation

On December 13, 2016, a complaint, captioned Pottash v. Benjamin Gordon et. al., Case No. 50-2016-CA-013823, was filed in the 15th Circuit, Palm Beach County, Florida in the United States, against the Company, its former director, Benjamin Gordon, BG Strategic Advisors, LLC, Cambridge Capital, LLC and Jonathan Morris, in his capacity as trustee of the Gordon Family 2007 Trust. On January 23, 2017, the plaintiff filed an amended complaint. On March 2, 2017, the Company filed a motion to dismiss all of the claims asserted against it in the amended complaint. On the same day, Mr. Gordon and BG Strategic Advisors also filed motions seeking the dismissal of the amended complaint in its entirety. On November 27, 2017, the plaintiff filed a second amended complaint against the Company, Benjamin Gordon and Jonathan Morris. The complaint alleges violations of Florida State securities laws, common law fraud, negligent misrepresentation and conspiracy. On January 17, 2018, the Company filed a motion to dismiss seeking the dismissal of all claims asserted against it on various legal grounds. The co-defendants also filed motions seeking dismissal of the second amended complaint. The Court will be scheduling a special set hearing on the pending motions to dismiss. The Company intends to continue vigorously defend against this action. It is impossible to predict the probable outcome of these legal proceedings at this time in light of the relatively early stage of the proceedings.

5)	Hammel Litigation

On January 19, 2018, a complaint, captioned Hammel v. Benjamin Gordon et. al (Case No. 50-2018-CA-000762-MB-AG), was filed in the 15th Circuit, Palm Beach County, Florida in the United States, against the Company, Benjamin Gordon and Jonathan Morris. The complaint alleges that the defendants, through a series of misrepresentations and omissions, induced the plaintiff, Robert Hammel, to invest in the stock of Cambridge. Plaintiff alleges to have lost more than $1.6 million due to the defendants’ conduct. In a summons issued in February 26, 2018, the Company was also named as one of the defendants. The Company has received a service copy of the complaint, and will be filing a motion to dismiss the claims asserted in the complaint on or before May 1, 2018. The Company intends to vigorously defend against this action. Given that these proceedings are in the preliminary stage, the timing or outcome of this matter cannot be predicted at this time.

6)	Patent Infringement Litigation

On October 27, 2015, ACSI received a notice alleging that its GSM interception and decryption systems allegedly fall within the claims of an Israeli patent owned by the claimant. The notice demands an accounting of all such products manufactured, exported, sold or otherwise commercialized by ACSI and/or any entity on its behalf. On November 12, 2015, a lawsuit, captioned Dr. Elad Barkan et al. v. Ability Computer & Software Industries Ltd. et al. C.C. 29551-11-15, alleging patent infringement, violation of a non-disclosure agreement, trade secret misappropriation and unjust enrichment, was filed with the Central District Court in Israel by a company and an individual against ACSI and its controlling shareholders. The amount sought in the lawsuit for registration fee purposes is NIS 5.0 million (approximately $1.4 million), however the plaintiffs have not yet quantified the amount of the compensation demanded. Furthermore, the plaintiffs demanded that ACSI and/or its controlling shareholders immediately cease any infringement of the patent as well as any further use of the claimed technology, including the further manufacture, export, sale or marketing of the alleged infringing products. On April 5, 2016, ACSI and its controlling shareholders filed a statement of defense, and on April 13, 2016 a preliminary hearing was held. On May 23, 2016, the plaintiffs filed a petition to add the Company, Ability Limited, a company wholly-owned by Anatoly Hurgin, and ASM as defendants and to amend the statement of claim. The parties then agreed to appoint a mediator in an attempt to settle the dispute out of court, and agreed, with the approval of the court, on a stay of proceedings until September 2016. However, the parties did not reach an agreement by that time. On October 9, 2016, upon the Company’s application and with the plaintiffs’ consent, the court decided to stay the proceedings until a decision is handed down on a related pending application to the Israeli Patent Registrar to revoke the patent in dispute. On August 23, 2017, the Deputy Patent Registrar decided to reject the revocation application, and on August 28, 2017 the plaintiffs informed the court of the deputy registrar’s decision, and requested to resume the proceedings and instruct the defendants (the Company and its controlling shareholders) to file their response to the petition to join the Company, Ability Limited and ASM as defendants (a response was filed on September 25, 2017, and a rejoinder was filed by the plaintiffs on October 22, 2017). On December 25, 2017, the defendants filed a petition to order the plaintiffs to deposit a guarantee for costs of the trial (a response was filed on January 14, 2018, and a rejoinder was filed on January 17, 2018). A second preliminary hearing was held on January 17, 2018, in which the court decided that the plaintiffs were allowed to amend the statement of claim without having the consent either of the defendants or of the Company, Ability Limited and ASM to the content of the amended statement of claim, and without waiving the right to request dismissal of the amended suit (partially or completely). The court also decided that the petition to order the plaintiffs to deposit a guarantee will be adjudicated after the statement of case is amended. On March 15, 2018 the plaintiffs filed an amended statement of claims against the original defendants, as well as against the Company, Ability Limited and ASM.

The defendants are required to file an amended statement of defense by May 15, 2018. A third preliminary hearing was set to June 13, 2018. The Company intends to continue vigorously defend against this action. The Group believes that the suit’s probability of success, as filed, is less than even, and we intend to vigorously defend against it.

In addition, after the Deputy Patent Registrar decided to reject the revocation application on August 23, 2017, the patentee, Dr. Barkan, filed an amended version of certain claims on September 28, 2017. The amendment was subject to opposition by third parties until December 28, 2017. On December 27, 2017, the Company filed with the Patent Registrar an opposition to the request to have the specification of the patent amended. On March 15, 2018, the Company filed its statement of claims, arguing that the request should be dismissed for various reasons. Dr. Barkan is required to file his statement of claims by June 15, 2018.

7)	Ladragor Litigation

On May 4, 2016, the Company was served with a lawsuit and a motion for the certification of the lawsuit as class action, captioned Ladragror v. Ability Inc. et al. C.A. 8482-05-16, in the Tel Aviv District Court in Israel, filed, against the Company, Anatoly Hurgin, Alexander Aurovsky, and Benjamin Gordon and Mitchell Gordon. The claim alleges, among other things, that the Company misled the public in our public filings with regard to its financial condition and included misleading information (or omitted to include relevant information) in its financial statements published in connection with the January 12, 2016 listing of shares for trading on the Tel Aviv Stock Exchange. In addition, the claim alleges that the defendant directors breached their fiduciary duty under Israeli law towards the Company and its public shareholders. The claim alleges that the plaintiff suffered personal damages of NIS 137.7 (approximately $39.7), and estimates that its shareholders suffered damages of approximately NIS 23.3 million (approximately $6.72 million). On September 15, 2016, the Company filed a motion for a stay of proceedings, due to other pending class action lawsuits in the United States that also relate (among other things) to the stated causes of action and based on similar claims. The Court required the parties to update the Court on the status of the United States class actions by March 15, 2017. On March 15, 2017, the plaintiff filed an update and requested that proceedings be stayed until the completion of the internal investigation of the audit committee. On the same day, the Company filed a separate update with respect to the United States class actions, together with a motion for a stay of proceedings pending resolution of the consolidated United States class actions. On March 16, 2017, the Court held that the plaintiff must respond to the motion to stay proceedings pending resolution of the consolidated United States class actions. On March 26, 2017, the plaintiff filed a partial response, requesting an extension until May 15, 2017 to file a full response, alleging that the publication of the Company’s annual financial statements, together with the findings of the internal investigation, would affect its position on its motion to stay proceedings. On May 23, 2017, the Court granted the plaintiff the requested extension. On May 15, 2017, the plaintiff filed a motion asking for an additional three month extension to file a full response, among other things, as the Company had not filed its annual financial statements or published the findings of the internal investigation. On August 14, 2017, the Company and Messrs. Hurgin and Aurovsky filed a notice regarding their counsel substitution. In light of this, the judge decided on August 27, 2017 to recuse herself from the case. On August 21, 2017, the plaintiff filed a motion and an updated notice in which he claimed that the Company had not yet published the report of the internal investigation, and hence the reasons for granting him a continuance to file his response to the motion to stay of proceedings are still relevant. The plaintiff also informed the Court that in the U.S. proceedings, the parties agreed to mediation, and the mediation meeting was scheduled in October 2017. The plaintiff asked the Court to file an update notice in 90 days. On August 28, 2017, the Court ordered the parties to file an update notice on September 28, 2017. On September 28, 2017 and November 7, 2017 the plaintiff, the Company, and Messrs. Hurgin and Aurovsky updated the Court that the mediation process in the U.S. was still pending. On November 8, 2017, the Court ordered the parties to file an update notice in 90 days. On February 7, March 7 and April 12, 2018, the parties updated the Court that they are holding negotiations in order to settle the case, and requested extensions for filing the update notice. The parties are required to file the abovementioned notice on May 8, 2018. The Company intends to attempt to settle and resolve the litigation. If the case does not settle, the Company intends to continue vigorously defend against this action. Given that the proceeding is currently suspended, the timing or outcome of this matter cannot be predicted at this time. As referenced above in Note 8.a.2, the Ladragor Litigation is not subject to the Discharge Agreement.

8)	Israeli Arbitration

In January 2015, ACSI, Messrs. Anatoly Hurgin and Alexander Aurovsky, and a third party plaintiff entered into an arbitration process, following a claim filed with the Tel Aviv Magistrates Court in October 2014 by the plaintiff against ACSI and its former shareholders, claiming a right to review ACSI’s accounts and reserving the right to file a monetary claim. On September 14, 2016, the plaintiff presented the defendants with a settlement proposal for the resolution of all claims against the defendants and any entity affiliated with them in exchange of the full and final payment of an amount of NIS 8,450,000 (approximately $2,437,265), which was subsequently approved by the Company’s Board of Directors. On or about the time of the Board of Director's meeting at which (among things) the settlement proposal was approved, the plaintiff made claims that the proposal did not include VAT and that a settlement agreement has not been entered into between the parties. This dispute was referred to a new arbitration process, at the conclusion of which, a settlement was reached, according to which the parties agreed that the plaintiff would receive a total of NIS 8,142,000 (approximately $2,348,428), plus VAT. Thereafter, on February 20, 2017, such settlement was approved by the arbitrator and was made an arbitral award. Following the arbitral award and according to the determination of the Company’s Board of Directors, ACSI appointed an independent legal expert acting as an arbitrator to make a final determination as to the allocation of the settlement amount between the Company and Messrs. Hurgin and Aurovsky. On March 30, 2017, and as clarified on April 13, 2017, the legal expert determined that the Company shall be required to pay 70% of the settlement amount and the VAT and the remaining 30% of the settlement amount shall be paid by Messrs. Hurgin and Aurovsky. During the year ended December 31, 2017, the Company paid the entire settlement amount which was recorded during the year ended December 31, 2016 and in connection therewith, on April 19, 2017, each of Messrs. Hurgin and Aurovsky paid to the Company NIS 376,410 (approximately $98,000), or a total of NIS 752,820 (approximately $196,000) constituting their portion of the settlement amount.

b.	Lease commitments:

The Group has the following lease agreements:

1)	A 5 year lease agreement, with respect to an office space, expiring on November 30, 2017, with an option to extend for an additional five years. The monthly rent is NIS 25 thousand ($7 thousand) linked to the Israeli consumer products index.

A 2.5 year lease agreement with respect to an office space, expiring on November 30, 2017, with an option to extend for an additional five years. The monthly rent is NIS 16 thousand ($4 thousand) linked to the Israeli consumer products index.

Both options were exercised for additional five years up to November 30, 2022 based on an aggregate monthly rent of NIS 44 (approximately $13 thousand).

2)	A lease for an installation and quality assurance facility with an initial term from August 15, 2015 through August 15, 2016 which was extended until August 15, 2018. The Group has an option to extend the lease until August 15, 2019. The monthly rent for the facility for the initial term and the option period is NIS 5 thousand (approximately $1 thousand).

In the years ended December 31, 2017, 2016 and 2015, the rent expenses amounted to $130 thousand, $152 thousand and $128 thousand, respectively.

c.	Agreement with a Provider:

On October 20, 2015 (the “Effective Date”), ACSI entered into an agreement with an unrelated company which is a service provider and an owner and licensor of telecommunications solutions (the “Provider”). The Provider granted ACSI an exclusive and non-transferable right and license for three years to market, promote, advertise, sell and distribute the Provider’s products directly to customers worldwide, in consideration for 50% of ACSI’s net income relating to those sales. The agreement sets minimum annual sales at $10 million. In case ACSI does not satisfy this minimum commitment at the end of any contract year, ACSI is required to pay the Provider a 15% penalty against the shortfall amount (maximum $1.5 million per year). In order to secure minimum sales and penalty, it was also agreed that ACSI pay the Provider monthly payments of $125 thousand. During the year ended December 31, 2015, ACSI paid the Provider $375 thousand. Those payments were recorded as prepayments in other receivables in the consolidated balance sheet as of December 31, 2015, as ACSI believed it will satisfy those sales. During the year ended December 31, 2016, ACSI continued to pay the monthly payments and paid the Provider an aggregated amount of $1,500 thousand. Those payments (along with the $375 thousand that were paid during the year ended December 31, 2015 and recorded initially as part of the balance sheet) were recorded as part of the selling and marketing expenses since ACSI succeeded to sell only one of the Provider products during the year ended December 31, 2016. The Provider waived its rights to the 50% net income share in connection with that sole 2016 sale in order to support his product marketing efforts in the relevant region.

During the year ended December 31, 2016, ACSI and the Provider agreed that ACSI will be able to utilize the monthly payments through the entire agreement period and not only on an annual basis.

d.	Resignation and appointment of independent directors:

On April 9, 2017, the Company received letters from each of Amnon Dick, Efraim Halevy, Amos Malka, Meir Moshe and Shalom Singer, representing all of the Company’s independent directors, tendering their resignation as a member of the Company’s Board of Directors and committees thereof, effective immediately (each, a “Resignation Letter” and collectively, the “Resignation Letters”).

At the time of their resignations, Mr. Dick was the Chairman of the Board of Directors and a member of the Company’s audit committee and compensation committee; Mr. Halevy was a member of the Company’s nominating committee; Mr. Malka was a member of the Company’s compensation committee; Mr. Moshe was the Chairman of the Company’s audit committee and Chairman of its nominating committee; and Mr. Singer was the Chairman of the Company’s compensation committee and a member of its audit committee and nominating committee.

Each of Messrs. Dick, Malka, Moshe and Singer stated in his respective Resignation Letter that his resignation was due to his approach to risk assessment and management of the Company’s affairs not being aligned with that of the Controlling Shareholders, which made him unable to contribute to the Company in a productive way. Each noted that, in view of the various challenges that the Company is currently facing, a shared vision and broad cooperation among the Company’s Controlling Shareholders and directors is required and that in view of the foregoing, and especially as he served as a director for only a few months, he does not believe it would be appropriate to continue to serve as a director of the Company Mr. Halevy did not state any reason for his resignation in his Resignation Letter.

Following the resignation of the former independent directors, on May 15, 2017 the Company appointed Levi Ilsar, Brigadier General (Ret.) Eli Polak and Nimrod Schwartz to serve as independent directors on the Company’s Board of Directors and the audit, compensation and nominating committees thereof, in each case effective as of May 17, 2017. However, on June 29, 2017, Levi Ilsar, Eli Polak and Nimrod Schwartz, representing all of the Company’s independent directors, tendered their written resignations with immediate effect. Each of Messrs. Ilsar, Polak and Schwartz stated in his respective resignation notice that his resignation was due, among other things, to the lack of cooperation by management which prevented him from fulfilling his duties as an independent director.

On July 5, 2017, the Company’s Board of Directors appointed three new independent directors, Avraham Dan, Naftali Granot and Limor Beladev, effective immediately. On July 24, 2017 and October 15, 2017, the Company’s Board of Directors appointed additional independent directors, Brigadier General (Ret.) Yair Cohen and Joseph Tenne, respectively, effective immediately.

e.	Other:

During the first quarter of 2015, through an internal investigation conducted by ACSI, it was discovered that ACSI was a victim of fraud from an outside, unrelated third party. The fraud resulted in an unauthorized outgoing transfer to the third party by ACSI in the amount of $462 thousand. While ACSI reported the fraud to the police and to its bank, there can be no assurance that the funds will be recovered. Accordingly, the wire transfer amount has been recorded within general and administrative expenses in the statement of operations and comprehensive income for the year ended December 31, 2015.